Loans and financing - Breakdown (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) item lease	Dec. 31, 2022 BRL (R$) lease	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Number of series of debentures | item	4
Loan amount	R$ 1,000
Transaction costs recognized	14,172	R$ 44,149
Current	151,120	131,158
Non-current	R$ 2,030,699	R$ 1,489,088
First series
Disclosure of detailed information about borrowings [line items]
Number of bonds issued | lease		500
Second series
Disclosure of detailed information about borrowings [line items]
Number of bonds issued | lease		1,450
Third series
Disclosure of detailed information about borrowings [line items]
Number of bonds issued | lease	190,000
Fourth series
Disclosure of detailed information about borrowings [line items]
Number of bonds issued | lease	500,000
Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 2,181,819	R$ 1,620,246	R$ 0
Debenture One | CDI Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.45%
Debenture Two | CDI Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.20%